Related Party Transactions (Details) - USD ($)				1 Months Ended	12 Months Ended
	Mar. 03, 2025	Feb. 28, 2025	Dec. 20, 2024	Dec. 31, 2024	Dec. 31, 2025
Related Party Transactions [Line Items]
Capital contribution				$ 25,000
Number of trading days after completion of initial business combination					150 days
Proceeds from initial public offering					$ 230,000,000
Payment for office space		$ 17,500
Fees paid for services		$ 175,000
Due from sponsor				0	713
Working Capital Loans [Member]
Related Party Transactions [Line Items]
Working capital loans					$ 0
Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrant price (in Dollars per share)					$ 1
Gross proceeds from warrants					$ 4,500,000
Private Placement Warrants [Member] | Working Capital Loans [Member]
Related Party Transactions [Line Items]
Working capital loans					$ 1,500,000
Conversion price (in Dollars per share)					$ 1
Founder Shares [Member]
Related Party Transactions [Line Items]
Number of shares surrendered (in Shares)			750,000
Number of shares no longer subject to forfeiture (in Shares)	750,000
Number of trading days after completion of initial business combination					30 days
Sponsor [Member]
Related Party Transactions [Line Items]
Capital contribution			$ 25,000
Due from sponsor				$ 0	$ 713
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate loan					300,000
Repayment amount					$ 176,573
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)			5,750,000
Price per unit			$ 0.004
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Warrant price (in Dollars per share)					$ 11.5
Number of trading days after completion of initial business combination					20 days
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrant price (in Dollars per share)					$ 11.5
Warrant to purchase share (in Shares)					1
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Capital contribution			$ 25,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Shares issued (in Shares)			5,750,000
Price per unit			$ 0.004
IPO [Member]
Related Party Transactions [Line Items]
Proceeds from initial public offering	$ 231,150,000
Price per unit	$ 10.05				$ 10
IPO [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Proceeds from initial public offering					$ 1,000,000
IPO [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Sale of warrants (in Shares)					4,500,000
IPO [Member] | Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 12
Warrant to purchase share (in Shares)					1